Share-based payment (Details Textual)		1 Months Ended	12 Months Ended
	Jan. 02, 2019 shares	Jan. 31, 2020	Dec. 31, 2018 shares	Dec. 31, 2016 bbl $ / shares	Dec. 31, 2017 shares
Disclosure Of Share-based Payment [Line Items]
Number of instruments granted in share-based payment arrangement			200,000	1,619,105
Stock market price | $ / shares				$ 4.05
Description of vesting requirements for share-based payment arrangement, share price threshold | $ / shares				$ 3
Number of shares issued			60,483,447		60,596,219
Subsequent Event [Member]
Disclosure Of Share-based Payment [Line Items]
Maximum awards payable in variable number of shares in share-based payment arrangement	1,488,391
Percentage of shares vested an plan	50.00%
shares issued remaining percentage on this date		50.00%
Top of range [member]
Disclosure Of Share-based Payment [Line Items]
Number of shares issued			5,000,000